Offerings - Offering: 1	Sep. 10, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.000001 per share
Amount Registered | shares	805,000
Proposed Maximum Offering Price per Unit | $ / shares	18.50
Maximum Aggregate Offering Price	$ 14,892,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,281
Offering Note	Represents only the additional number of shares being registered and includes 105,000 shares of common stock issuable upon exercise of the underwriters’ option to purchase additional shares. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333-290109), as amended (the “Earlier Registration Statement”).Based on the public offering price.